Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Premises and Equipment
Land	$ 4,438	$ 4,365
Buildings and improvements	18,671	18,602
Furniture and equipment	22,710	21,600
Construction in process	0	103
Total premises and equipment	45,819	44,670
Less accumulated depreciation	(31,657)	(29,823)
Total net premises and equipment	$ 14,162	$ 14,847